Dividends (Dividends on Preferred Stock and Common Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate		¥ 195,265	¥ 176,137	¥ 152,265
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share		¥ 20.00	¥ 20	¥ 20
Cash dividends In aggregate		¥ 3,572	¥ 5,906	¥ 6,717
Thirteenth series class XIII preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	[1]			¥ 15
Cash dividends In aggregate	[1]			¥ 550
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share		¥ 7.75	¥ 7	¥ 6
Cash dividends In aggregate		¥ 191,693	¥ 170,231	¥ 144,998

[1]	On July 11, 2013, MHFG acquired and cancelled all of the shares of the thirteenth series class XIII preferred stock. Consequently, the amount for the fiscal year does not include interim dividends.